Note 18 - Commitments (Details Textual) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Unapaid license fees, accrual	$ 260,000	$ 817,000
Unpaid license fees, potential penalty	$ 125,000	$ 404,000